Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Intangible assets

Note 8 – Intangible assets

A.	Movement in carrying amount

	Goodwill	Technology	Development Costs	Other intangible assets	Total
Cost
As of January 1, 2022	89,244	39,987	7,672	2,853	139,756
Acquisitions through business combinations	22,050	8,902	—	2,497	33,449
Effect of changes in exchange rates	—	(453)	—	48	(405)
As of December 31, 2022	111,294	48,436	7,672	5,398	172,800
Acquisitions of intangible	—	2,235	—	—	2,235
As of December 31, 2023	111,294	50,671	7,672	5,398	175,035

Amortization and impairment losses
As of January 1, 2022	(89,244)	(39,987)	(7,672)	(2,853)	(139,756)
Amortization for the year	—	(1,654)	—	(348)	(2,002)
Effect of changes in exchange rates	—	13	—	(10)	3
Impairment loss	(22,050)	(39,987)	—	(2,187)	(31,045)
As of December 31, 2022	(111,294)	(48,436)	(7,672)	(5,398)	(172,800)
As of December 31, 2023	(111,294)	(48,436)	(7,672)	(5,398)	(172,800)
Carrying amount
As of December 31, 2022	—	—	—	—	—
As of December 31, 2023	—	2,235	—	—	2,235

B.	Acquisitions

In August 2023, the Group acquired the technology and intellectual property of the U.K.-based company Additive Flow, which supplies solutions for 3D design simulation and optimization, for 1,760 thousand GBP ($2,235). An amount of 1,200 thousand GBP ($1,524) was paid immediately, and the rest of the consideration was transferred to the seller in February 2024. The Group intends to integrate Additive Flow’s technology as part of its research and development. Therefore, the acquired intangible asset has not yet begun to be amortized.

C.	Amortization

No amortization was recognized in 2023. In 2022, the current amortization of technology and of development costs and backlogs (included in “other intangibles assets”) was allocated to the cost of revenues. The current amortization of trademarks (included in “other intangibles assets”) was recognized in selling and distribution expenses. Amortization is recognized on a straight-line basis, except for backlogs which were amortized when inventory was sold.

D.	Impairment testing for cash-generating units containing goodwill

In 2022 and 2021, for the purposes of goodwill impairment testing, goodwill acquired in a business combination is allocated to a group of cash-generating units, including those existing in the Group before the business combination, that are expected to benefit from the synergies of the combination. Therefore, the Group tested the goodwill acquired from the acquisition of GIS and Formatec Holding (2021: the goodwill acquired from the acquisition of DeepCube, NanoFabrica and Essemtec), at the Group’s level, since the goodwill cannot be allocated to individual cash-generating units. Moreover, the Group recognized technology assets that were acquired in business combinations, as corporate assets that do not generate separate cash inflows and are utilized by more than one cash-generating unit. Those technology assets could not be allocated reasonably and consistently to cash-generating units and therefore were allocated to the Group level.

The estimated recoverable amount of the cash generating units was based on the higher between the fair value less costs of disposal and the value-in-use of the Group. The value-in-use was determined by discounting the future cash flows to be generated from the continuing use of the Group, with the assistance of independent valuers. The carrying amount of the cash-generating units was determined to be higher than its recoverable amount and impairment losses of $40,523 and $140,290 were recognized in 2022 and 2021, respectively. The impairment losses were allocated to goodwill, intangible assets and property plant and equipment.

The estimated fair value less cost of sale of some property, plant and equipment assets and right of use assets was higher than its carrying amount, and therefore the impairment loss was not allocated to those assets.

Key assumptions used in calculation of recoverable amount

Key assumptions used in the calculation of recoverable amounts are discount rates, revenues terminal value growth rates and EBITDA (earnings before interest, tax, depreciation and amortization) margins. These assumptions are as follows:

(1) Discount rate

In 2022, the discount rate was estimated based on an industry average weighted average cost of capital, without debt leveraging, and was estimated to 21% (2021: 20%). The discount rate was based on the risk-free rate for 20-year debentures issued by the government in the relevant market and adjusted for a risk premium to reflect the increased risk of investing in equities, a small stock premium and a company specific risk premium.

(2) Revenues and revenues terminal growth rate

The Company’s estimated revenues were based on the Company’s budget, growth plans and available market information. Assumptions:

2022	2021
Revenues annual growth rate is expected to gradually decrease from 35.8% in 2023 to 21.5% in 2027.	Revenues annual growth rate is expected to gradually decrease from 33.33% in 2026 to 5% in 2029. From 2030 onward, revenues are expected to increase at an annual rate of 3%, which reflects the long-term growth rate assumed.

(3) EBITDA margin

2022	2021
EBITDA margin is expected to gradually increase from negative 153.8% in 2023, to negative 47.6% in 2027.	EBITDA margin is expected to gradually increase from negative 280.7% in 2022 to 17.1% in 2030 onward, which represents the EBITDA margin assumed for the long-term. This estimation is supported by a sample of projected EBITDA margin of comparable companies, according to analyst reports.

(4) Tax expense

In 2022, due to significant operating losses throughout the projection period, no tax expenses were recognized. In 2021, the effective tax rate during the projection period was 16%.